Share-based compensation arrangements - Additional Information (Detail)				1 Months Ended			12 Months Ended
	Jul. 31, 2024 CNY (¥)	Jun. 30, 2024 CNY (¥) shares	May 31, 2023 CNY (¥)	Dec. 31, 2024 USD ($) shares Vote $ / shares	Oct. 31, 2024 $ / shares	Jul. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) Vote $ / shares shares	Dec. 31, 2024 CNY (¥) yr shares	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2024 CNY (¥) Vote shares	Aug. 31, 2024 USD ($)	Aug. 31, 2024 CNY (¥)	Jul. 31, 2024 CNY (¥) shares	Jun. 30, 2024 $ / shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares	Jan. 01, 2022 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement								16,276,585	10,834,516	10,834,516		57,443,348
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares							$ 2.7		$ 1.2		$ 1.2
Weighted average share price, share options granted | $ / shares							$ 3.4		$ 2.6		$ 2.4
Weighted average fair value at measurement date, share options granted				$ 55,700,000			$ 55,700,000		$ 27,600,000		$ 142,800,000		¥ 396,500,000					¥ 194,300,000	¥ 959,800,000
Weighted average remaining contractual life of outstanding share options								7 years	8 years	8 years		9 years 1 month 6 days
Expected dividend, share options granted | $									$ 0
Cumulative catchup adjustments to share based compensation | ¥										¥ 417,100,000
Expense from share-based payment transactions | ¥												¥ 0
Number of share options exercised in share-based payment arrangement				8,879,402
Weighted average share price | $ / shares					$ 3.89	$ 1.22
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners | ¥			¥ 0
Par value per share | $ / shares						0.00001
Class A Ordinary Shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued				149,442,793			149,442,793						149,442,793
Vote Per Share | Vote				1			1						1
Class B Ordinary Shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued				54,414,873			54,414,873						54,414,873
Vote Per Share | Vote				40			40						40
Series D And Series D+ Preferred Shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Par value per share | $ / shares						$ 0.00001
Ordinary shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued				85,263,652		80,544,159	85,263,652		1,763,689		1,892,780		85,263,652			80,544,159		1,763,689	1,892,780	106,850,470
Par value per share | $ / shares						$ 0.00001											$ 4.53
Cash transferred | $				$ 5.17			$ 5.17
Issued capital									$ 6,000,000		$ 2,000,000							¥ 42,500,000	¥ 13,400,000
Ordinary shares [member] | Class A Ordinary Shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued				2,736,570			2,736,570						2,736,570
Par value per share | $ / shares				$ 0.00001		0.00001	$ 0.00001
Ordinary shares [member] | Class B Ordinary Shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Par value per share | $ / shares						$ 0.00001
Ordinary shares [member] | Series D And Series D+ Preferred Shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued						12,806,568										12,806,568
Issued capital						$ 128,100								$ 128,100	¥ 900	¥ 900
2018 Share Plan Share Option [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share option granted for reserve								311,125,716
Number of share options granted in share-based payment arrangement								16,276,585	10,834,516	10,834,516		57,443,348
Contractual term of share option granted								10 years
2018 Share Plan Share Option [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares							0.5
2018 Share Plan Share Option [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares							$ 3.9
2018 Share Plan Restricted Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement								20,281,568
Weighted average remaining contractual life of outstanding share options								6 years 10 months 24 days	4 months 24 days	4 months 24 days		1 year 4 months 24 days
Contractual term | yr								7
Expense from share-based payment transactions | ¥								¥ 1,000,000		¥ 931,800,000		¥ 325,400,000
Number of share options exercised in share-based payment arrangement								207,065,147
2018 Share Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of maximum term of options granted for share-based payment arrangement								Share options granted under the 2018 Share Plan are generally subject to a time-based requirement of up to four-year service schedule.
Restricted share units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercised in share-based payment arrangement		125,994,150
Number of share options value granted | ¥	¥ 394,200,000	¥ 69,500,000